Non-Operating Income (Expenses), Net (Tables)	12 Months Ended
Mar. 31, 2025
Non-Operating Income (Expenses), Net [Abstract]
Schedule of Non-Operating Income (Expenses), Net

Non-operating income (expenses), net consist of the following:

	Year ended March 31,
	2023	2024	2025
Dividend income from marketable securities	$1,093	$1,506	$1,822
Interest income from bank deposits	282	669	1,052
Unrealized (loss) gain from marketable securities	(3,973)	952	3,163
Realized gain from sales of marketable securities	581	—	1,470
Rental income, net of depreciation charges	1,328	498	386
Others	116	409	93
Non-operating (expenses) income, net	$(573)	$4,034	$7,986